UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21142

Investment Company Act File Number

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.5%

Security	Principal Amount (000’s omitted)	Value
Education — 13.1%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$3,250	$3,577,697
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	3,985	4,396,611
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	16,404,300
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,810	7,287,832
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	10,536,120
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	16,430,823
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41(1)	10,000	11,356,000
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	720	785,210
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	2,460	2,684,008
University of Massachusetts Building Authority, 5.00%, 11/1/39(1)	14,175	15,942,906
University of Michigan, 5.00%, 4/1/40	25	28,751
University of Michigan, 5.00%, 4/1/40(1)	15,000	17,250,600
University of Nebraska, 5.00%, 7/1/40	20	22,709
University of Nebraska, 5.00%, 7/1/40(1)	11,800	13,398,428

		$120,101,995

Electric Utilities — 2.4%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,320	$2,604,803
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	10,000	10,798,000
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	3,425	3,768,288
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	4,500	5,174,055

		$22,345,146

Escrowed/Prerefunded — 13.5%
California Department of Water Resources, Prerefunded to 12/1/20, 5.25%, 12/1/35(1)	$9,715	$11,032,935
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/38(1)	9,750	10,440,592
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	11,570	12,632,704
Charleston, SC, Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	2,735	3,072,663
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	14,700	16,379,916
Honolulu City and County, HI, Wastewater System, Prerefunded to 7/1/21, 5.25%, 7/1/36(1)	9,750	11,221,372
King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	6,000	6,698,724
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/34	1,445	1,617,042
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/40	6,325	7,078,055
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	1,175	1,372,400

Security	Principal Amount (000’s omitted)	Value
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	$13,500	$14,591,205
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	720	837,490
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	760	884,017
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	565	612,234
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	450	505,503
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	5,655	6,352,488
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	5,000	5,290,500
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	1,270	1,385,024
University of Colorado, (University Enterprise Revenue), Prerefunded to 6/1/21, 5.25%, 6/1/36(1)	10,000	11,489,000

		$123,493,864

General Obligations — 16.5%
California, 5.00%, 10/1/33	$15	$17,228
California, 5.00%, 10/1/33(1)	18,800	21,593,116
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	8,320	8,956,397
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	3,000	3,672,660
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,217,020
Miami-Dade County, FL, 4.00%, 7/1/37	15,970	16,235,581
Mississippi, 5.00%, 10/1/30(1)	10,000	11,233,800
Mississippi, 5.00%, 10/1/36(1)	12,075	13,495,503
New York, NY, 5.00%, 10/1/32	10,000	11,314,300
Ocean City, NJ, 1.00%, 11/15/28	3,095	2,429,018
Oregon, 5.00%, 8/1/35(1)	6,750	7,506,945
Oregon, 5.00%, 8/1/36	2,000	2,224,280
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	8,274,300
Tacoma School District No. 10, WA, 5.00%, 12/1/39(1)	10,000	11,345,400
Washington, 4.00%, 7/1/28(1)	10,000	10,732,100
Washington, 5.00%, 2/1/35(1)	18,250	20,526,870

		$151,774,518

Hospital — 10.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,110,880
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,961,815
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	2,790	3,150,077
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/41(1)	10,000	11,016,700
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	4,385	4,889,889
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	10,950	12,262,686
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)	12,000	13,296,000
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 4.00%, 12/1/42	5,000	4,850,550
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/46	1,600	1,734,960
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,483,073

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41(1)	$11,500	$12,694,735
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.50%, 11/15/39	16,000	16,875,840

		$92,327,205

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,245	$4,331,004

		$4,331,004

Insured-Education — 2.2%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$15,900	$19,802,019

		$19,802,019

Insured-Electric Utilities — 0.6%
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	$4,905	$5,463,140

		$5,463,140

Insured-Escrowed/Prerefunded — 15.9%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$5,000	$5,465,050
Arizona Health Facilities Authority, (Banner Health), (BHAC), Prerefunded to 1/1/18, 5.375%, 1/1/32	8,250	8,605,823
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	3,185	3,405,975
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	1,985	2,122,719
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	3,170	3,403,629
Chicago, IL, (O’Hare International Airport), (AGM), Prerefunded to 1/1/18, 4.75%, 1/1/34(1)	21,640	22,430,076
Colorado Health Facilities Authority, (Catholic Health), (AGM), Prerefunded to 4/29/18, 5.10%, 10/1/41(1)	11,500	12,104,900
District of Columbia Water and Sewer Authority, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/34(1)	8,500	9,062,190
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), Prerefunded to 8/15/19, 5.625%, 8/15/37	2,625	2,905,875
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	13,145	11,805,393
Maryland Health and Higher Educational Facilities Authority, (AGC), Prerefunded to 7/1/17, 4.75%, 7/1/47(1)	8,815	8,946,044
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,015	1,098,108
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,875	2,030,044
Paducah Electric Plant Board, KY, (AGC), Prerefunded to 4/1/19, 5.25%, 10/1/35	2,735	2,965,451
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	775	847,858
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/26	1,575	1,723,066
Palm Springs Unified School District, CA, (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/32	8,955	9,771,248
San Diego County Water Authority, CA, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	24,000	25,242,240
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	625	677,250

Security	Principal Amount (000’s omitted)	Value
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/20	$5,570	$5,198,704
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	5,795	6,453,370

		$146,265,013

Insured-General Obligations — 6.9%
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39	$35	$37,229
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39(1)	13,600	14,466,184
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	3,750	4,684,800
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	9,669,429
Frisco Independent School District, TX, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	9,530	8,350,853
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), 0.00%, 1/1/22	16,605	14,366,812
Port Arthur Independent School District, TX, (AGC), Prerefunded to 2/15/18, 4.75%, 2/15/38(1)	10,950	11,398,731

		$62,974,038

Insured-Hospital — 8.1%
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	$11,000	$11,474,100
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	15,715,200
Maricopa County Industrial Development Authority, AZ, (Catholic Healthcare West), (BHAC), Prerefunded to 7/1/17, 5.25%, 7/1/32	1,675	1,704,564
Maryland Health and Higher Educational Facilities Authority, (AGC), 4.75%, 7/1/47(1)	8,635	8,763,368
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	14,216,660
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	9,211,124
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	13,358,779

		$74,443,795

Insured-Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$9,000	$9,643,050

		$9,643,050

Insured-Lease Revenue/Certificates of Participation — 0.0%(2)
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$20	$21,166

		$21,166

Insured-Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$16,795	$7,738,968
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	7,475,085

		$15,214,053

Insured-Solid Waste — 0.2%
Palm Beach County Solid Waste Authority, FL, (BHAC), 5.00%, 10/1/24	$1,985	$2,166,846

		$2,166,846

Insured-Special Tax Revenue — 5.7%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$15,328,332
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	13,791,545

Security	Principal Amount (000’s omitted)	Value
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$15,000	$17,518,950
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	28,945	5,773,080

		$52,411,907

Insured-Student Loan — 0.6%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$5,305	$5,665,740

		$5,665,740

Insured-Transportation — 10.9%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$2,500	$2,816,675
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,000	1,124,900
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	1,800	2,027,646
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,570	1,766,705
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,015	1,146,138
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,296,556
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	8,711,614
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	8,957,130
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	8,433,000
Harris County, TX, Toll Road Revenue, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	7,962,942
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	6,975,850
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	1,785	1,930,424
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	12,313,197
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,015	1,080,894
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,160	1,235,307
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	1,101,191
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,269,138
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	617,450
San Joaquin Hills Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	19,490,590
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/20	10,275	9,492,456

		$99,749,803

Insured-Water and Sewer — 5.2%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$2,060	$2,123,098
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	13,670	11,089,924
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	12,002,200
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	10	10,024
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	6,964,057
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,346,360
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,615	2,915,673
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	2,240	2,486,534
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	2,730	3,017,114
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,240	2,461,581
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	3,535	3,597,428

		$48,013,993

Lease Revenue/Certificates of Participation — 3.5%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$1,980	$2,238,865
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26	10	11,784

Security	Principal Amount (000’s omitted)	Value
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	$16,000	$18,853,600
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/30(1)	10,000	11,119,700

		$32,223,949

Other Revenue — 2.6%
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/36(1)	$10,750	$11,912,397
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	9,200	10,272,536
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,700	1,796,696

		$23,981,629

Special Tax Revenue — 16.5%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30	$20	$23,594
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30(1)	12,575	14,834,728
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/41(1)	10,000	11,490,000
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	22,699,400
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/37(1)	20,200	23,150,412
New York City Transitional Finance Authority, NY, Future Tax Revenue, 3.00%, 2/1/39(1)	15,000	13,397,850
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	22,577,600
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	14,455,090
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	11,489,300
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	3,285	3,722,102
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	12,040	13,620,009

		$151,460,085

Transportation — 13.6%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$3,205	$3,724,979
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	4,950	5,742,990
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	8,275	8,927,153
Illinois Toll Highway Authority, 5.00%, 1/1/37(1)	10,000	11,028,000
Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	11,632,500
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,649,898
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	4,380	5,087,239
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	4,640	5,242,875
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	4,735	5,237,620
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,825	11,538,476
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	4,615	5,120,942
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	10,574,000
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	610	659,032
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	1,580	1,705,910
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	2,305	2,561,777
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	1,010	1,122,514
Pennsylvania Turnpike Commission, 6.00%, 12/1/34	3,520	4,009,526
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	14,360	16,490,162
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,446,100
Triborough Bridge and Tunnel Authority, NY, Prerefunded to 5/15/18, 5.00%, 11/15/33	5,000	5,230,700

		$124,732,393

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 12.1%
California Department of Water Resources, (Central Valley Project), Prerefunded to 12/1/20, 5.25%, 12/1/35	$285	$323,663
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/45(1)	25,000	28,343,750
Dallas, TX, Waterworks and Sewer System, 5.00%, 10/1/41(1)	15,000	17,191,800
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,070	1,156,381
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,965	2,124,538
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,910	3,107,938
King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	4,000	4,465,816
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/35(1)	8,750	10,115,700
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36(1)	7,925	9,142,914
New York City Municipal Water Finance Authority, NY, 5.00%, 6/15/31	10,000	11,372,000
Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,934,863
Texas Water Development Board, 5.00%, 10/15/40(1)	15,500	17,635,280

		$110,914,643

Total Tax-Exempt Investments — 163.5% (identified cost $1,412,362,588)		$1,499,520,994

Other Assets, Less Liabilities — (63.5)%		$(582,197,481)

Net Assets — 100.0%		$917,323,513

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	12.5%
Others, representing less than 10% individually	87.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 36.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 12.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Amount is less than 0.05%.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	229	Short	Mar-17	$(34,830,747)	$(34,500,281)	$330,466

						$330,466

Abbreviations:

AGC	-	Assured Guaranty Corp.
AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	AMBAC Financial Group, Inc.
BAM	-	Build America Mutual Assurance Co.
BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company
NPFG	-	National Public Finance Guaranty Corp.
PSF	-	Permanent School Fund
XLCA	-	XL Capital Assurance, Inc.

At December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $330,466.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$790,053,909

Gross unrealized appreciation	$103,044,419
Gross unrealized depreciation	(10,017,334)

Net unrealized appreciation	$93,027,085

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$1,499,520,994	$—	$1,499,520,994
Total Investments	$—	$1,499,520,994	$—	$1,499,520,994
Futures Contracts	$330,466	$—	$—	$330,466
Total	$330,466	$1,499,520,994	$—	$1,499,851,460

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017